Commitments - Schedule of Contractual Obligations and Commitments (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Capital commitments [abstract]
Intangible assets	£ 16,329	£ 10,659
Property, plant and equipment	762	743
Investments	153	138
Purchase commitments	31	161
Pensions and post-retirement benefits	0	345
Interest on loans	5,446	6,322
Future finance charges on leases	254	146
Lease contracts that have not yet commenced	5	395
Total contractual obligations and commitments	£ 22,980	£ 18,909